Federated Hermes Quality Bond Fund II
Portfolio of Investments
September 30, 2022 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—94.8%
		Basic Industry - Chemicals—0.3%
$ 500,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 456,197
		Basic Industry - Metals & Mining—0.5%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	288,025
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	155,207
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	303,024
		TOTAL	746,256
		Capital Goods - Aerospace & Defense—3.3%
600,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	555,302
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	266,853
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	173,431
450,000	[1]	Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	441,021
600,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	521,206
275,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	265,897
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	368,349
145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	139,117
600,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	445,292
335,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	321,432
800,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	748,127
460,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.640% (3-month USLIBOR +1.735%), 2/15/2042	323,142
295,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	293,322
		TOTAL	4,862,491
		Capital Goods - Building Materials—1.0%
165,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	140,059
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	765,173
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	226,289
300,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	272,720
		TOTAL	1,404,241
		Capital Goods - Construction Machinery—1.6%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	419,805
600,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	519,483
595,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	543,845
500,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, 3.400%, 6/6/2025	483,825
510,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	429,042
		TOTAL	2,396,000
		Capital Goods - Diversified Manufacturing—3.4%
700,000		GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	634,176
205,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	188,914
400,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	327,400
555,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	438,337
585,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	492,579
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	978,481
430,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	329,789
250,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	246,967
875,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	832,992
500,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	391,437

Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 235,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	$ 219,328
		TOTAL	5,080,400
		Capital Goods - Packaging—0.3%
500,000		WestRock Co., Sr. Unsecd. Note, Series WI, 3.750%, 3/15/2025	482,150
		Communications - Cable & Satellite—2.2%
1,000,000		CCO Safari II LLC, 4.908%, 7/23/2025	976,038
900,000		Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	808,344
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	279,249
750,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	729,257
400,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	405,660
		TOTAL	3,198,548
		Communications - Media & Entertainment—1.4%
300,000		British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	292,919
220,000		Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.500%, 8/15/2027	205,947
250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.850%, 8/15/2032	220,012
500,000	[1]	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	472,822
310,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	251,792
805,000		S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	673,053
		TOTAL	2,116,545
		Communications - Telecom Wireless—1.2%
500,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	426,866
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	137,721
450,000		T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	415,872
450,000		T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	399,432
395,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	388,023
		TOTAL	1,767,914
		Communications - Telecom Wirelines—1.5%
300,000		AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	262,646
877,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	650,127
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	246,394
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	263,264
800,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	601,279
110,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	87,940
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	149,113
		TOTAL	2,260,763
		Consumer Cyclical - Automotive—4.0%
605,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	521,421
250,000	[1]	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	229,750
250,000	[1]	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	229,273
250,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	250,334
500,000		General Motors Financial Co., Inc., 1.250%, 1/8/2026	430,258
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	400,593
300,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	277,850
1,000,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	965,843
680,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	618,549
200,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	166,713
500,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	488,426
650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	619,163
500,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	439,524
300,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	297,028
		TOTAL	5,934,725

Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Leisure—0.5%
$ 355,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 3.755%, 3/15/2027	$ 318,062
500,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.054%, 3/15/2029	432,441
		TOTAL	750,503
		Consumer Cyclical - Retailers—3.7%
1,000,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	859,748
470,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	387,037
265,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	233,386
275,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	237,684
1,290,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,218,945
200,000	[1]	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	194,117
500,000		Dollar Tree, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	485,006
800,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	726,394
410,000		Home Depot, Inc., Sr. Unsecd. Note, 2.875%, 4/15/2027	379,652
320,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	239,896
120,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	110,203
580,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	435,161
		TOTAL	5,507,229
		Consumer Cyclical - Services—2.3%
200,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	154,226
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	450,594
300,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.000%, 4/13/2025	289,995
170,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	158,644
760,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	718,486
400,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	376,617
750,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	711,896
54,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	41,967
530,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	506,473
		TOTAL	3,408,898
		Consumer Non-Cyclical - Food/Beverage—5.3%
750,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	731,384
1,015,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	876,595
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.350%, 5/9/2027	240,177
750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	709,099
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	354,723
500,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	489,655
915,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	802,510
450,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	443,110
417,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	384,856
900,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	842,173
300,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	260,729
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	220,390
510,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	394,445
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	55,669
450,000		Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	409,443
700,000		Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	655,437
		TOTAL	7,870,395
		Consumer Non-Cyclical - Health Care—1.0%
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	232,923
203,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	196,238
235,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	201,198
470,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	444,853

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 85,000	HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	$ 75,368
450,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	379,271
	TOTAL	1,529,851
	Consumer Non-Cyclical - Pharmaceuticals—3.9%
500,000	Abbott Laboratories, Sr. Unsecd. Note, 1.150%, 1/30/2028	417,349
210,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	207,545
453,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	439,886
455,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	398,697
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.600%, 5/14/2025	288,245
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	57,721
235,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	203,344
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	556,689
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	981,750
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	191,574
235,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	185,438
600,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	582,998
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	143,935
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	209,329
670,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	508,094
240,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	212,392
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	246,554
	TOTAL	5,831,540
	Consumer Non-Cyclical - Supermarkets—0.4%
610,000	Kroger Co., Bond, 6.900%, 4/15/2038	656,857
	Consumer Non-Cyclical - Tobacco—1.0%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	337,149
250,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	199,237
290,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	276,807
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	290,189
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	337,011
	TOTAL	1,440,393
	Energy - Independent—2.4%
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	248,734
215,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	173,780
500,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	464,068
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	659,462
300,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	280,568
100,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	96,381
1,000,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	974,895
325,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 1.125%, 1/15/2026	284,481
550,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	424,510
	TOTAL	3,606,879
	Energy - Integrated—2.0%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	487,492
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	231,648
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	472,281
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	462,531
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	558,136
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	220,255
175,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	169,661

Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 325,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	$ 303,063
		TOTAL	2,905,067
		Energy - Midstream—2.5%
265,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	213,534
500,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	459,969
205,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	194,658
300,000		Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	254,381
565,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	562,282
470,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	465,188
290,000		MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	254,065
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	368,840
345,000		ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	317,099
140,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	116,815
600,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	562,551
		TOTAL	3,769,382
		Energy - Oil Field Services—0.2%
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	289,491
		Energy - Refining—0.9%
600,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	589,781
185,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	161,782
335,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	334,272
215,000		Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	233,654
		TOTAL	1,319,489
		Financial Institution - Banking—22.5%
745,000		American Express Co., Sr. Unsecd. Note, 3.375%, 5/3/2024	726,861
1,085,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,056,058
700,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	601,226
1,000,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	794,065
1,250,000		Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,138,923
750,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	702,537
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	448,736
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	456,638
250,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	222,064
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 3.350%, 4/25/2025	290,090
550,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	535,980
300,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	281,847
500,000		Citigroup, Inc., 4.125%, 7/25/2028	451,935
250,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	214,096
800,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	630,370
980,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	914,739
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.700%, 1/12/2026	474,226
500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	453,139
250,000		Citigroup, Inc., Sr. Unsecd. Note, 4.658%, 5/24/2028	237,786
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	71,156
300,000		Comerica, Inc., 3.800%, 7/22/2026	286,040
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	484,697
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	130,927
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	490,974
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	222,413
685,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	675,592
300,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	296,211

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	$ 172,122
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	555,527
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	217,191
1,250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	1,156,617
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	455,150
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	483,129
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	975,491
240,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	194,071
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	865,955
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	379,987
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	388,101
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	458,997
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.845%, 6/14/2025	486,674
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	468,979
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	458,346
500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	489,409
410,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	395,908
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	690,754
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	863,268
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	931,391
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	376,118
165,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	133,942
500,000	[1]	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	459,345
330,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	306,004
500,000		State Street Corp., Sr. Unsecd. Note, 2.203%, 2/7/2028	438,921
700,000		State Street Corp., Sr. Unsecd. Note, 3.300%, 12/16/2024	681,264
65,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	60,081
300,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	294,603
475,000		Truist Bank, Sr. Unsecd. Note, Series BKNT, 2.150%, 12/6/2024	447,408
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	185,754
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	410,064
500,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	470,266
750,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	661,637
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	685,611
2,120,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	1,923,875
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	233,565
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	801,683
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	452,835
		TOTAL	33,399,369
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	487,423
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	210,447
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	188,154
245,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	227,246
595,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	560,880
390,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.250%, 7/18/2024	383,437
		TOTAL	2,057,587
		Financial Institution - Finance Companies—1.8%
190,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	162,686
205,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	164,585
500,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.500%, 1/15/2025	470,363

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$ 550,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	$ 494,724
700,000	[1]	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	594,074
550,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	476,575
250,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	230,200
		TOTAL	2,593,207
		Financial Institution - Insurance - Health—0.8%
645,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	526,230
200,000		CIGNA Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	189,051
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	394,035
		TOTAL	1,109,316
		Financial Institution - Insurance - Life—1.1%
350,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	320,318
800,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	794,451
172,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	219,262
290,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	269,592
		TOTAL	1,603,623
		Financial Institution - Insurance - P&C—0.7%
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	292,823
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	228,398
95,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	85,207
300,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	382,204
		TOTAL	988,632
		Financial Institution - REIT - Apartment—1.1%
395,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	362,813
115,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	96,687
500,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	489,243
320,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	242,136
500,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	454,455
		TOTAL	1,645,334
		Financial Institution - REIT - Healthcare—1.2%
445,000	[1]	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	327,535
710,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	665,241
375,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	297,036
500,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	416,945
		TOTAL	1,706,757
		Financial Institution - REIT - Office—0.6%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	236,728
480,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	458,996
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	65,219
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	85,707
		TOTAL	846,650
		Financial Institution - REIT - Other—0.7%
320,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	303,525
275,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	211,438
450,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	446,117
		TOTAL	961,080
		Financial Institution - REIT - Retail—0.5%
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	206,209
410,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	397,719
250,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	201,753
		TOTAL	805,681

Principal Amount			Value
		CORPORATE BONDS—continued
		Sovereign—0.4%
$ 510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	$ 557,753
		Technology—5.7%
315,000		Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	289,277
125,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	113,859
340,000		Automatic Data Processing, Inc., Sr. Unsecd. Note, 3.375%, 9/15/2025	330,089
280,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	257,954
666,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	600,807
135,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	103,288
250,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	220,565
250,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	217,312
750,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	699,820
150,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.850%, 7/15/2025	151,298
480,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	456,238
250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	202,937
230,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	220,781
500,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	463,116
175,000	[1]	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	169,908
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	84,726
460,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	454,067
310,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	290,498
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	695,074
190,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	180,194
500,000		Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	438,545
750,000		Oracle Corp., Sr. Unsecd. Note, 3.400%, 7/8/2024	729,561
260,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	238,153
600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	548,042
265,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	226,958
		TOTAL	8,383,067
		Technology Services—0.8%
255,000		Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	219,705
320,000		Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	275,756
600,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	514,213
90,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	71,870
145,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	112,686
		TOTAL	1,194,230
		Transportation - Airlines—0.1%
215,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	215,030
		Transportation - Railroads—0.7%
250,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	219,141
500,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	400,810
500,000		Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	446,936
		TOTAL	1,066,887
		Transportation - Services—2.2%
735,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	601,293
315,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	223,454
215,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	187,015
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	215,292
300,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	288,844
250,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	239,133
350,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	309,373
600,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	592,565

Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$ 590,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	$ 579,127
		TOTAL	3,236,096
		Utility - Electric—4.3%
310,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	297,976
185,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	160,418
125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	99,715
500,000		Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	486,140
130,000		Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	127,939
560,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	537,495
400,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	324,764
500,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	482,927
190,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	176,170
330,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	279,181
385,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	349,383
500,000		Exelon Corp., Sr. Unsecd. Note, 144A, 2.750%, 3/15/2027	448,674
250,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	237,430
240,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	218,586
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	136,865
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	277,938
260,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	251,694
500,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.490%, 5/15/2027	460,103
245,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	204,120
250,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	231,912
300,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	283,573
155,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	128,239
108,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	103,302
		TOTAL	6,304,544
		Utility - Natural Gas—1.1%
280,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	218,972
600,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	596,895
395,000	[1]	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	388,368
500,000		Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	457,111
		TOTAL	1,661,346
		Utility - Natural Gas Distributor—0.3%
450,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	439,712
		TOTAL CORPORATE BONDS (IDENTIFIED COST $155,413,573)	140,368,105
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
288		Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	308
		Government National Mortgage Association—0.0%
233		Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	235
1,027		Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,055
1,474		Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,522
1,969		Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,025
3,192		Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	3,283
2,384		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,475
437		Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	452
1,808		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,887
6,270		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	6,513
4,376		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,555

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 10,198	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	$ 10,624
768	Government National Mortgage Association, Pool 516688, 8.000%, 8/15/2029	813
	TOTAL	35,439
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,443)	35,747
	REPURCHASE AGREEMENTS—5.9%
6,306,000	Interest in $1,865,000,000 joint repurchase agreement 3.05%, dated 9/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,865,474,021 on 10/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,902,783,501.	6,306,000
2,443,918	Interest in $1,865,000,000 joint repurchase agreement 3.05%, dated 9/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,865,474,021 on 10/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,902,783,501. (purchased with proceeds from securities lending collateral)	2,443,918
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $8,749,918)	8,749,918
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $164,197,934)	149,153,770
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[3]	(991,824)
	TOTAL NET ASSETS—100%	$148,161,946
At September 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[4]United States Treasury Notes 10-Year Long Futures	40	$4,482,500	December 2022	$(194,543)
[4]United States Treasury Notes 10-Year Ultra Long Futures	40	$4,739,375	December 2022	$(209,093)
Short Futures:
[4]United States Treasury Long Bond Short Futures	12	$1,516,875	December 2022	$113,519
[4]United States Treasury Ultra Bond Short Futures	1	$137,000	December 2022	$12,020
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(278,097)
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,290,883 and $3,727,616, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,359,590	$2,443,918

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$140,368,105	$—	$140,368,105
Mortgage-Backed Securities	—	35,747	—	35,747
Repurchase Agreements	—	8,749,918	—	8,749,918
TOTAL SECURITIES	$—	$149,153,770	$—	$149,153,770
Other Financial Instruments:[1]
Assets	$125,539	$—	$—	$125,539
Liabilities	(403,636)	—	—	(403,636)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(278,097)	$—	$—	$(278,097)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust